Expenses by Nature (Tables)	12 Months Ended
Mar. 31, 2018
Expense By Nature [Abstract]
Schedule of Expense by Nature

	(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Employee benefit costs	6,034	5,612	5,236
Deferred purchase price pertaining to acquisition*	–	–	23
Depreciation and amortization charges (Refer to Note 2.7 and 2.8)	289	254	222
Travelling costs	310	333	345
Cost of technical sub-contractors	666	571	537
Cost of software packages for own use	138	118	113
Third party items bought for service delivery to clients	152	120	81
Operating lease payments (Refer to Note 2.15)	82	73	55
Consultancy and professional charges	162	114	118
Communication costs	76	82	68
Repairs and maintenance	174	191	160
Rates and Taxes	25	22	17
Provision for post-sales client support	22	12	1
Power and fuel	32	34	33
Commission to non-whole time directors	1	2	1
Branding and marketing expenses	47	51	44
Impairment loss recognized/(reversed) on financial assets	11	21	(7)
Insurance charges	9	8	9
Contribution towards Corporate Social Responsibility	24	34	33
Others	26	36	37
Total cost of sales, selling and marketing expenses and administrative expenses	8,280	7,688	7,126

*	Pertaining to Infosys Consulting acquisition